IMPAIRMENT OF ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognized in profit or loss	$ 9,483	$ 69,751
Machinery [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening balance	31,933	33,324
Impairment loss recognized in profit or loss	2,840	8,600
Reverse of impairment recognized loss in profit or loss	(2,493)	(10,197)
Increase (decrease) in foreign exchange	(702)	206
Closing balance	$ 31,578	$ 31,933